Preferred and Common Stock (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended
	Feb. 07, 2019 shares	Feb. 28, 2018 USD ($)	Mar. 30, 2011 shares	Oct. 31, 2019 USD ($) $ / shares shares	Nov. 14, 2018	Nov. 29, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues							$ 3,234	$ 15,468
Proceeds from Issuance of Common Stock							$ 3,234	$ 16,227	$ 0
Common Stock, Shares Authorized | shares							250,000,000	250,000,000
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding | shares							16,559,481	15,873,391
Share-based Payment Arrangement, Noncash Expense							$ 482	$ 909	$ 1,076
Directors and Officers of the Company [Member] | Restricted Stock [Member] | Share-based awards, 2018 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares							0		129,269
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares									$ 5.36
Share-based awards, Weighted average grant date fair value									$ 693
Share-based Payment Arrangement, Noncash Expense							$ 185	$ 355	12
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number | shares							63,635	96,952
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount							$ 141
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition							2 years
Directors and Officers of the Company [Member] | Restricted Stock [Member] | Share-based awards, 2017 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares							0			118,328
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares										$ 17.70
Share-based awards, Weighted average grant date fair value										$ 2,094
Share-based Payment Arrangement, Noncash Expense							$ 296	$ 554	$ 1,064
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number | shares							29,251	59,162
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount							$ 124
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition							10 months 24 days
Common Stock [Member] | Registered Direct Offering [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares				1,875,000
Sale of Stock, Price Per Share | $ / shares				$ 8.00
Gross proceeds				$ 15,000
Noninterest Expense Offering Cost				675
Deferred Offering Costs				957
Stock Issued During Period, Value, New Issues				$ 13,368
Common Stock [Member] | Continuous Offering Program Sales Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares							956,110
Proceeds from Issuance of Common Stock							$ 5,334
Common Stock [Member] | Continuous Offering Program Sales Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Sale of Stock, Consideration Received Per Transaction						$ 25,000
Common Stock [Member] | Share repurchase program [Member]
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount		$ 25,000
Stock Repurchase Program, Period in Force		2 years
Expiration date							February 2020
Stock Repurchased and Retired During Period, Shares | shares							735,251
Stock Repurchased and Retired During Period, Value							$ 7,493
Common Stock [Member] | Exchange Agreement, Navios Holdings [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued | shares			511,733
Conversion of Stock, Shares Converted | shares	511,733
Common Stock [Member] | Reverse Stock Split [Member]
Class of Stock [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio					15
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding | shares								0	1,000
Series C Preferred Stock [Member] | Exchange Agreement, Navios Holdings [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued | shares			1,000
Stock Conversion Ratio per share | shares			512